Barrett Growth Fund
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.49%
Administrative and Support Services - 8.72%
FleetCor Technologies, Inc. (a)	1,750	$485,292
PayPal Holdings, Inc. (a)	6,750	1,753,988
TransUnion	8,000	673,680
		2,912,960
Amusement, Gambling, and Recreation Industries - 2.83%
The Walt Disney Co. (a)	5,000	945,200
Chemical Manufacturing - 11.24%
Ecolab, Inc.	4,250	889,780
Johnson & Johnson	3,000	475,380
Merck & Co., Inc.	8,000	580,960
Regeneron Pharmaceuticals, Inc. (a)	1,250	563,212
Vertex Pharmaceuticals, Inc. (a)	2,200	467,610
Zoetis, Inc.	5,000	776,200
		3,753,142
Clothing and Clothing Accessories Stores - 2.67%
The TJX Companies, Inc.	13,500	890,865
Computer and Electronic Product Manufacturing - 19.24%
Alphabet, Inc. - Class A (a)	100	202,191
Alphabet, Inc. - Class C (a)	551	1,122,310
Apple, Inc.	16,000	1,940,160
Danaher Corp.	4,050	889,663
NVIDIA Corp.	1,500	822,870
Roper Technologies, Inc.	1,450	547,549
Thermo Fisher Scientific, Inc.	2,000	900,160
		6,424,903
Credit Intermediation and Related Activities - 9.28%
First Republic Bank	4,500	741,375
JPMorgan Chase & Co.	7,000	1,030,190
Visa, Inc. - Class A	6,250	1,327,438
		3,099,003
Data Processing, Hosting and Related Services - 3.95%
Fidelity National Information Services, Inc.	6,000	828,000
Verisk Analytics, Inc.	3,000	491,550
		1,319,550
Electrical Equipment, Appliance, and Component Manufacturing - 1.08%
EnerSys, Inc.	4,000	361,120
Food Services and Drinking Places - 4.75%
McDonald's Corp.	3,500	721,490
Starbucks Corp.	8,000	864,240
		1,585,730
General Merchandise Stores - 2.97%
Costco Wholesale Corp.	3,000	993,000
Insurance Carriers and Related Activities - 2.54%
Progressive Corp.	6,000	515,700
UnitedHealth Group, Inc.	1,000	332,220
		847,920

Merchant Wholesalers, Nondurable Goods - 0.60%
Sysco Corp.	2,500	199,075
Miscellaneous Manufacturing - 2.18%
Stryker Corp.	3,000	728,070
Nonstore Retailers - 5.56%
Amazon, Inc. (a)	600	1,855,758
Other Information Services - 3.89%
Alibaba Group Holding Ltd. - ADR (a)	4,000	951,040
Facebook, Inc. - Class A (a)	1,350	347,787
		1,298,827
Professional, Scientific, and Technical Services - 6.77%
Accenture PLC - Class A (b)	3,500	878,150
Tetra Tech, Inc.	10,000	1,383,700
		2,261,850
Publishing Industries (except Internet) - 8.74%
Adobe Systems, Inc. (a)	1,800	827,406
Microsoft Corp.	9,000	2,091,420
		2,918,826
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.48%
Ares Management Corp.	9,500	493,810
TOTAL COMMON STOCKS Cost ($12,509,909)		32,889,609

SHORT-TERM INVESTMENTS - 1.29%
Money Market Funds - 1.29%
Fidelity Investments Government Portfolio - Class I, 0.010% (c)	430,993	430,993
TOTAL SHORT-TERM INVESTMENTS Cost ($430,993)		430,993

Total Investments (Cost $12,940,902) - 99.78%		33,320,602
Other Assets in Excess of Liabilities - 0.22%		72,752
TOTAL NET ASSETS - 100.00%		$33,393,354

ADR	American Depository Receipt
Ltd.	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2021.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC
(“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or ii) the latest sales price on the Composite
Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets)
often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire
U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with
180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$32,889,609	$-	$-	$32,889,609
Short-Term Investments	430,993	-	-	430,993
Total Investments in Securities	$33,320,602	$-	$-	$33,320,602

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2021.